SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at Beginning of Period	Charged/ (Credit) to Expense	Charged to Other Accounts	Deductions	Balance at End of Period
	(In thousands of dollars)
Year ended December 31, 2013
Allowance for doubtful accounts	$811	$(130)	$(442)	$(109)	$130
Year ended December 31, 2012
Allowance for doubtful accounts	$1,100	$(314)	$25	$—	$811
Year ended December 31, 2011:
Allowance for doubtful accounts	$1,269	$(52)	$—	$(117)	$1,100